OTHER INCOME (EXPENSE)	12 Months Ended
Dec. 31, 2011
OTHER INCOME (EXPENSE)
OTHER INCOME (EXPENSE)

20.                               OTHER INCOME (EXPENSE)

The components of other income (expense) for the years ended December 31 were as follows:

	2011	2010	2009

(Loss) gain on disposal of property, plant and equipment	$(40)	$95	$(204)
Interest income	199	202	583
Interest expense	(124)	(538)	(4,778)
	$35	$(241)	$(4,399)